Contract Liabilities	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 11 – CONTRACT LIABILITIES

Contract liabilities consisted of the following as of March 31, 2025 and 2024:

	For the years ended March 31,
	2025	2024

Beginning balance	$187,665	$165,534
Prepayments from customers	20,018	49,876
Revenue recognized	(148,831)	(19,435)
Exchange rate difference	(225)	(8,310)
Ending balance	$58,627	$187,665

For the years ended March 31, 2025 and 2024, the Company recognized $148,831 and $19,435 of revenue, which were included in the contract liabilities balances at the beginning of the periods, respectively.